1900 K Street, NW Washington, DC 20006 +(202) 261-3300 Main +1 202 261 3333 Fax www.dechert.com
WILLIAM J. BIELEFELD william.bielefeld@dechert.com +1 202 261 3386 Direct +1 202 261 3333 Fax

December 13, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Real Estate Diversified Income
Fund	Preliminary Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the preliminary Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for Goldman Sachs Real Estate Diversified Income Fund (“Registrant”). This preliminary Registration Statement is being filed in connection with the reorganization of the Resource Real Estate Diversified Income Fund, a Delaware statutory trust, with and into the Goldman Sachs Real Estate Diversified Income Fund, a Delaware statutory trust, in accordance with the terms and conditions of the Agreement and Plan of Reorganization described and included in the preliminary Registration Statement.

Please direct any questions concerning the filing to the undersigned at 202.261.3386.

Sincerely,

/s/ William J. Bielefeld

William J. Bielefeld